Derivatives and Hedging Activities (Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 245	$ 975
Liability Derivatives, Fair Value	21,423	33,095
Derivatives not designated as hedging instruments, Asset at Fair Value	43	43
Derivatives not designated as hedging instruments, Liability at Fair Value	0	0
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	245	975
Derivatives not designated as hedging instruments, Asset at Fair Value	43	43
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	21,423	33,095
Derivatives not designated as hedging instruments, Liability at Fair Value	$ 0	$ 0